UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21905
                                                    ----------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                   Date of reporting period: DECEMBER 31, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                    FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY
                                      FUND
                                  ANNUAL REPORT
                FOR THE PERIOD JULY 14, 2006 TO DECEMBER 31, 2006

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                               DECEMBER 31, 2006

 Shareholder Letter.......................................................   1
 Portfolio Commentary.....................................................   2
 Portfolio Components.....................................................   5
 Portfolio of Investments.................................................   7
 Schedule of Forward Foreign Currency Contracts...........................  12
 Statement of Assets and Liabilities......................................  13
 Statement of Operations..................................................  14
 Statement of Changes in Net Assets.......................................  15
 Statement of Cash Flows..................................................  16
 Financial Highlights.....................................................  17
 Notes to Financial Statements............................................  18
 Report of Independent Registered Public Accounting Firm..................  23
 Additional Information...................................................  24
     Dividend Reinvestment Plan
     Proxy Voting Policies and Procedures
     Portfolio Holdings
     Tax Information
     NYSE Certification Information
     By-Law Amendments
     Advisory Agreements
 Board of Trustees and Officers...........................................  27



                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and/or Aberdeen Asset Management Inc. (the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                            HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by the portfolio management team of the Sub-Advisor, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance.

It is important to keep in mind that the opinions expressed by Mr. Bowen and personnel of the Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

        FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                                 ANNUAL REPORT
                                DECEMBER 31, 2006

Dear Shareholders:

We are pleased to present the initial annual report of the First Trust/Aberdeen Emerging Opportunity Fund (NYSE: FEO) (the "Fund"), which commenced trading on the New York Stock Exchange on August 29, 2006. Since that time, emerging markets have generally performed well, supported by robust economic fundamentals in the major emerging economies. Despite pressure on the market price, the Fund's net asset value has steadily increased over the four months since the inception of trading. It also declared and paid its first dividend distribution in December, providing an annualized dividend rate of 7.00% on the $20 common share initial public offering price.

The Fund's investment objective is to provide to provide a high level of total return. The Fund intends to achieve its investment objective by investing at least 80% of its Managed Assets in a diversified portfolio of equity and fixed-income securities of issuers in emerging market countries.

First Trust Advisors L.P. ("First Trust") the Fund's advisor, serves as investment advisor or portfolio supervisor to investment portfolios with approximately $28 billion in assets which it managed or supervised as of December 31, 2006. Aberdeen Asset Management Inc. ("Aberdeen") is the Fund's sub-advisor. Aberdeen is a wholly-owned subsidiary of Aberdeen Asset Management PLC, which is the parent company of an asset management group managing approximately $195 billion in assets, including approximately $76.5 billion in global fixed-income securities, for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients.

For a discussion of the specific market conditions that affected the Fund and how the Fund performed, please review the portfolio commentary by Aberdeen found on the following pages. We thank you for your investment in the First Trust/Aberdeen Emerging Opportunity Fund and remain dedicated to assisting you in achieving your financial goals.

Sincerely,

/S/ JAMES A. BOWEN
James A. Bowen
President of the First Trust/Aberdeen Emerging Opportunity Fund
February 21, 2007

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                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                           PORTFOLIO MANAGEMENT TEAM

Investment decisions for the First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") are typically made by Aberdeen Asset Management Inc. ("Aberdeen" or the "Sub-Advisor") using a team approach and not by any one individual. By making team decisions, Aberdeen seeks to ensure that the investment process results in consistent returns across all portfolios with similar objectives. Aberdeen does not employ separate research analysts. Instead, Aberdeen's investment managers combine the roles of analysis with portfolio management. Each member of the team has sector and portfolio responsibilities such as day-to-day monitoring of liquidity. The overall result of this matrix approach is a high degree of cross-coverage, leading to a deeper understanding of the companies in which Aberdeen invests. Included below is additional information about the members of the team with significant responsibility for the day-to-day management of the Fund's portfolio.

                        EQUITY FUND MANAGER BIOGRAPHIES

DEVAN KALOO

HEAD OF EMERGING MARKETS EQUITY FOR THE ABERDEEN GROUP

Mr. Kaloo is responsible for the London based Global Emerging Markets ("GEM") Equity Team, which manages Latin America and Europe, Middle East and Africa equities, and also has oversight of global emerging market input from the Asia research team based in Singapore, with whom he works closely. Mr. Kaloo began his career at Martin Currie in Edinburgh shortly after graduation, working initially on the North American desk before transferring to the global asset allocation team. Mr. Kaloo moved off the global asset allocation team in 1997 and for the next three years, he worked on Asian portfolios before joining Murray Johnstone in Singapore in July 2000. Following the latter's acquisition he transferred to the Aberdeen Group where he was responsible for the Asian ex Japan region as well as regional portfolios within emerging market mandates and technology stocks. Mr. Kaloo took his current position in July 2005. Mr. Kaloo graduated with an MA (Hons) in Management and International Relations from St. Andrews University and holds a post-graduate degree in Investment Analysis from Stirling University, also in Scotland.

JOANNE IRVINE

HEAD OF GEM EQUITY TEAM EX ASIA

Ms. Irvine is on the GEM Equity Team, where she specializes in the emerging markets of Europe, Africa and the Middle East. After qualifying as a chartered accountant in 1992, she worked in corporate finance specializing in raising development capital finance for private businesses. In January 1996, Ms. Irvine joined the Aberdeen Group in a group development role. Since May 1997, Ms. Irvine has been part of Aberdeen's emerging markets fund management group in London.

MARK BUTLER

SENIOR INVESTMENT MANAGER, GEM EQUITY TEAM

Mr. Butler is fund manager specializing in the emerging markets of Europe, Middle East and Africa. After graduating with a Bachelor of Accounting from the University of Natal in 1992, he joined the Johannesburg office of Deloitte & Touche in 1993 where he worked for the entrepreneurial and special services teams. He qualified as a chartered accountant (South Africa) in 1996 and re-located to London. Mr. Butler joined Baring Asset Management in 1997 where he was a member of the African and Middle East team. In February 2000, Mr. Butler joined the Aberdeen Group. Mr. Butler is a member of the UK Society of Investment Professionals.

MARK GORDON-JAMES

INVESTMENT MANAGER, GEM EQUITY TEAM

After graduating in Geography and Economics from the London School of Economics in 2000, Mr. Gordon-James worked with the emerging markets team of Merrill Lynch Investment Managers. Mr. Gordon-James joined the Aberdeen Group in April 2004.

                     FIXED-INCOME FUND MANAGER BIOGRAPHIES

DEREK FULTON

HEAD OF GLOBAL AND ASIAN BONDS

After graduation, Mr. Fulton joined Murray Johnstone in 1996 as a graduate trainee in Fixed-Income. In 1998, he qualified as an Associate of the Institute of Investment Management & Research. Mr. Fulton has since become a senior member of the fixed-income team with Aberdeen and is responsible for the day-to-day management of global fixed-income and government portfolios. He is a member of the Aberdeen's global economics team.

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

BRETT DIMENT

HEAD OF EMERGING MARKET DEBT

Mr. Diment joined Deutsche Asset Management Group Limited ("Deutsche") in 1991 as a member of the Fixed-Income group and became head of the emerging market debt team at Deutsche in 1999. Mr. Diment joined Aberdeen following the Deutsche acquisition in 2005 and is now responsible for the day-to-day management of the emerging market debt team and portfolios.

EDWIN GUTIERREZ

PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Gutierrez has served previously as an economist specializing in Latin America at LGT Asset Manager, and more recently as a portfolio manager specializing in emerging market fixed-income at INVESCO Asset Management. He joined Deutsche in 2000 and Aberdeen in 2005.

NIMA TAYEBI

PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Tayebi has 9 years of experience as executive director responsible for emerging markets trading at Millennium Global Investments, vice president at Salomon Brothers, focusing on emerging currency and debt trading and head of fixed-income research at Renaissance Capital. He joined Deutsche in 2001 as an emerging market currency portfolio manager and Aberdeen in 2005.

MAX WOLMAN

PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Wolman moved to Aberdeen in January 2001 and is portfolio manager on the Global Emerging Market Debt mandates. Mr. Wolman originally specialized in currency and domestic debt analysis; however, he is now responsible for wider emerging market debt analysis, including external and corporate issuers. He is a member of the Emerging Markets Debt investment committee at Aberdeen and is also responsible for the daily implementation of the investment process.

            NET ASSET VALUE AND MARKET PRICE PERFORMANCE COMMENTARY

The following commentary by Aberdeen will help explain the Fund's performance, along with the various factors that have impacted the Fund's investment portfolio.

The Fund performed strongly on a net asset value basis with a total return of 9.7% for the period from August 29, 2006 to December 31, 2006. This compares to 12.0% for the Fund's blended benchmark* total return over the same period. Emerging market debt and equity securities were generally weak from May into July, just prior to the inception of the Fund as investors exhibited a brief period of risk averse sentiment. These markets rallied in the final five months of 2006, with emerging market equities showing particular strength. The Fund benefited from this rally with contributions to performance from both the fixed-income and equity components of the portfolio.

Initially offered at $20.00 per share, the market price of the Fund struggled in the month of October but climbed back steadily over the final two months of the year. The market price ended the year at $19.03 while the Fund also declared its first quarterly distribution of $0.35 per share in December. Total return based on market price for the period ended December 31, 2006 was -3.1%.

                           FIXED-INCOME MARKET REVIEW

Emerging debt markets performed well during the period from August 29, 2006 to December 31, 2006. The markets were helped by continued sound economic policy management in the major emerging economies and the fact that the external backdrop for the market remained generally supportive. Investor risk appetite remained robust, as evidenced by the strong performance in global equity markets. Although the market remains divided on the likely future path of interest rate changes by the U.S. Federal Reserve, there seem to be few concerns over a protracted retrenchment in global liquidity conditions over the months ahead.

Considering specific markets, the Fund's holdings in Argentine debt performed especially well, given the country's strong growth prospects and limited near-term debt service requirements. In Brazil, President Lula da Silva secured a second term in office as expected, with a comfortable margin of victory over his opponent Geraldo Alckmin Filho. The extent to which Lula da Silva can implement structural reform, notably on social security and taxation during his next term in office remains to be seen. In the meanwhile, Brazil remains solidly underpinned by a robust trade surplus, prudent fiscal policy and declining inflation. The latter has in turn enabled the Central Bank to maintain its interest rate cutting cycle, benefiting the Fund's local currency-denominated bonds. Elsewhere in Latin America, the Fund continues to hold local currency-denominated bonds in Mexico and Colombia, looking for a decline in real interest rates in both countries as the inflation profile remains subdued.

------------
* The Funds' Blended Benchmark consisted of the following: 32.5% JP Morgan Emerging Market Bond Index Global Diversified; 32.5% JP Morgan GBI-EM (Government Bond Index-Emerging Markets); and 35% MSCI (Morgan Stanley Capital International) Global Emerging Markets Index.

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

In Turkey, the inflation outlook has begun to improve recently, which should help the outlook for the Fund's local currency-denominated bonds over time. The country's European Union ("EU") accession process took a set-back in December as the EU Council placed certain limited restraints on the country's accession process, due primarily to the lack of Turkey's progress in normalizing trade relations with Cyprus. The markets however had largely priced in this development, and the conditions surrounding the partial suspension of accession negotiations can be reversed over time. During the period, a position was also established in Egyptian treasury bills, primarily for income generation purposes.

In Asia, the Fund's holdings in Philippines external debt performed well given the country's ongoing improvement in the fiscal outlook. Pakistan also performed well as external debt spreads tightened in relation to comparable sovereign debt. The Fund also continues to hold a position in Indonesian Rupiah-denominated bonds, looking for the Indonesian Central Bank to continue cutting interest rates as inflation declines.

                                    OUTLOOK

Looking ahead, the Sub-Advisor believes the emerging market debt asset class overall remains supported by robust economic fundamentals in the major emerging economies. In the near term, a potential rise in global risk aversion remains the most tangible threat to the asset class, though this would be expected to only have a transient impact on the market outlook. A sustained decline in commodity prices could dent the balance sheet of certain commodity exporting countries, although in this regard it should be noted that the majority of these countries have used the boom in commodity prices in recent years responsibly to build reserves and reduce indebtedness.

                              EQUITY MARKET REVIEW

Emerging markets equities performed strongly in the final four months of 2006 with aggregate gains of the MSCI Emerging Market Index exceeding 18% in U.S. dollar terms. The rise in share prices over the entire year, which helped many markets hit fresh records, was backed by solid corporate earnings growth buoyed by robust economic expansion.

In the Europe/Middle East/Africa region, South African ("EMEA") holdings performed strongly with Edgars becoming the subject of private equity interest, while retailer Massmart posted strong earnings growth. In Latin America, the Fund's holdings in Mexico included beverage company Femsa and bank Banorte, which performed particularly well.

In Asia, the Fund tended to be underweight in China, where valuations were demanding and, in the Sub-Advisor's view, did not appropriately reflect the associated risks. This detracted from relative performance during the period. In addition, the Fund's positions in Thailand were impacted adversely by the military coup and subsequent bungled attempt to stem the Baht's appreciation, both taking their toll on investor sentiment. On a positive note, the Fund's underweighted positions in Korea added to Fund value where the strong local currency weighed on exporters, such as Samsung Electronics and Hyundai Motor.

Comparing the Fund's equity positioning to the MSCI Index, the Fund is currently underweighted in Europe/Middle East/Africa, overweighted in Latin America and in line with the benchmark in Asia.

                                    OUTLOOK

Calendar year 2006 was another strong year for emerging markets, with aggregate gains exceeding 30%. Although valuations are no longer as cheap as they once were after the four-year rally, we believe economies remain in good shape entering 2007.

In Asia, while Gross Domestic Product growth and corporate earnings remain strong, we are wary of several factors, such as heavily oversubscribed new issues in China and continued political uncertainty under Thailand's military-appointed leadership and inflationary pressures.

In the EMEA region, we are positive about the prospects for domestic consumption in South Africa, Hungary, the Czech Republic and Turkey.

In Latin America, corporate governance is improving in Brazil, while Mexico's economic fundamentals remain strong. The region's leading economies, Brazil and Mexico, also have room to further cut interest rates.

Overall, our outlook for emerging markets remains sanguine in 2007, although a pause at these levels could be healthy, if only to allow earnings to catch up with share prices. The key risks include a sharper-than-expected slowdown in the U.S., still volatile oil prices and political uncertainty from elections in several countries. Given the recent strong rally there is the possibility for a correction in markets, but the Sub-Advisor would view this as an opportunity to pick up good quality companies at more favorable prices.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO COMPONENTS+
DECEMBER 31, 2006


                       PORTFOLIO COMPONENTS -- BY INDUSTRY

                                [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Government Bonds and Notes              51.3%
Commercial Banks Non-US                  8.6%
Diversified Financial Services           4.9%
Oil & Gas                                3.8%
Cellular Telecommunications              3.0%
Retail                                   3.0%
Semiconductors                           3.0%
Steel Producers                          2.4%
Diversified Minerals                     1.6%
Export/Import Bank                       1.6%
Tobacco                                  1.6%
Building Products-Cement/Aggregates      1.5%
Regional Authority                       1.4%
Insurance                                1.1%
Medical-Drugs                            1.1%
Airport Development/Maintenance          1.0%
Household Products                       1.0%
Brewery                                  0.9%
Telecommunications                       0.9%
Electric Utilities                       0.8%
Diversified Operations                   0.7%
Applications Software                    0.6%
Commercial Services                      0.6%
Leisure Time                             0.6%
Paper & Related Products                 0.6%
Real Estate                              0.5%
Auto-Cars/Light Trucks                   0.4%
Food-Retail                              0.4%
Gas Utilities                            0.4%
Chemicals                                0.4%
Internet Security                        0.3%

+ Percentages are based on total investments. Please note that the percentages on the Portfolio of Investments are based on net assets.

                     See Notes to Financial Statements.                  Page 5

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO COMPONENTS+*
DECEMBER 31, 2006

                       PORTFOLIO COMPONENTS -- BY COUNTRY

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Brazil                  13.4%
Mexico                   9.5%
Argentina                7.3%
Turkey                   6.5%
China                    6.0%
Russia                   4.9%
South Africa             4.8%
Indonesia                4.5%
Colombia                 4.2%
Venezuela                4.2%
India                    3.5%
South Korea              3.3%
Taiwan                   2.9%
Philippines              2.8%
Egypt                    2.6%
Luxembourg               2.6%
Uruguay                  2.4%
Ukraine                  2.3%
Peru                     1.7%
Thailand                 1.6%
Pakistan                 1.4%
Malaysia                 1.4%
El Salvador              1.3%
Dominican Republic       1.0%
Chile                    1.0%
Serbia                   1.0%
Hungary                  0.7%
Czech Republic           0.6%
Israel                   0.3%
United States            0.3%

+ Percentages are based on total investments. Please note that the percentages on the Portfolio of Investments are based on net assets.
* Portfolio securities are included in a country based upon their underlying credit exposure as determined by the Sub-Advisor, Aberdeen Asset Management Inc.

Page 6                 See Notes to Financial Statements.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006

    PRINCIPAL                                                          MARKET
     VALUE                                                              VALUE
(LOCAL CURRENCY)                  DESCRIPTION                       (US DOLLARS)
 ---------------  ----------------------------------------------   -------------

 BONDS AND NOTES+ - 63.9%

                   ARGENTINA - 6.4%
       1,160,000   Banco Hipotecario SA (USD),
                        9.75%, 4/27/16 .........................  $    1,236,850
       5,203,729   Central Bank of Argentina (ARS),
                        3.85%, 2/04/18++ .......................       2,744,088
       1,700,000   Province of Buenos Aires (USD),
                        9.38%, 9/14/18 .........................       1,758,480
       1,829,715   Republic of Argentina (USD),
                        8.28%, 12/31/33 ........................       1,992,560
                                                                  --------------
                                                                       7,731,978
                                                                  --------------
                   BRAZIL - 8.1%
       4,520,000   Brazil NTN - B Note (BRL),
                        6.00%, 8/15/10 .........................       3,243,562
      11,690,000   Brazil NTN - F Note (BRL),
                        10.00%, 1/01/12 ........................       4,987,901
       1,300,000   Federal Republic of Brazil (USD),
                        11.00%, 1/11/12 ........................       1,603,420
                                                                  --------------
                                                                       9,834,883
                                                                  --------------
                   CHINA - 0.6%
         670,000   Parkson Retail Group Ltd. (CNY),
                        7.88%, 11/14/11 ........................         697,069
                                                                  --------------
                   COLOMBIA - 4.4%
   7,975,000,000   Republic of Colombia (COP),
                        12.00%, 10/22/15 .......................       4,226,732
       1,050,000   Republic of Colombia (USD),
                        7.38%, 1/27/17 .........................       1,121,092
                                                                  --------------
                                                                       5,347,824
                                                                  --------------
                   DOMINICAN REPUBLIC - 1.1%
       1,120,000   Dominican Republic (USD),
                        8.63%, 4/20/27 .........................       1,293,040
                                                                  --------------
                   EGYPT - 2.7%
       4,800,000   Egypt Treasury Bill (EGP),
                        Zero Coupon, 4/24/07 ...................         816,746
      14,300,000   Egypt Treasury Bill (EGP),
                        Zero Coupon, 4/03/07 ...................       2,446,618
                                                                  --------------
                                                                       3,263,364
                                                                  --------------
                   EL SALVADOR - 1.4%
       1,490,000   Republic of El Salvador (USD),
                        7.65%, 6/15/35 .........................       1,698,600
                                                                  --------------
                   INDONESIA - 3.6%
  35,000,000,000   Indonesian Government (IDR),
                        12.50%, 3/15/13 ........................       4,372,266
                                                                  --------------
                   LUXEMBOURG - 2.6%
       1,950,000   Evraz Group SA (USD),
                        8.25%, 11/10/15 ........................       2,016,124
       1,200,000   Russian Standard Bank (USD),
                        8.63%, 5/05/11 .........................       1,205,640
                                                                  --------------
                                                                       3,221,764
                                                                  --------------

                     See Notes to Financial Statements.                  Page 7

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2006

    PRINCIPAL                                                          MARKET
     VALUE                                                              VALUE
(LOCAL CURRENCY)                  DESCRIPTION                       (US DOLLARS)
 ---------------  ----------------------------------------------   -------------

 BONDS AND NOTES+ - CONTINUED

                   MEXICO - 5.4%
      33,260,000   Mexican Fixed Rate Bonds (MXN),
                        9.00%, 12/22/11 ........................  $    3,295,982
      31,660,000   Mexican Fixed Rate Bonds (MXN),
                        9.50%, 12/18/14 ........................       3,297,001
                                                                  --------------
                                                                       6,592,983
                                                                  --------------
                   PAKISTAN - 1.5%
       1,660,000   Islamic Republic of Pakistan (USD),
                        7.88%, 3/31/36 .........................       1,809,342
                                                                  --------------
                   PERU - 1.7%
       6,040,000   Peru Bono Soberano (PEN),
                        7.84%, 8/12/20 .........................       2,136,095
                                                                  --------------
                   PHILIPPINES - 2.0%
       2,200,000   Republic of Philippines (USD),
                        8.25%, 1/15/14 .........................       2,486,000
                                                                  --------------
                   RUSSIA - 4.2%
         820,000   Alfa MTN Issuance, Ltd (USD),
                        7.88%, 10/10/09 ........................         824,830
      35,000,000   Dal Capital (Vneshtorgbk) (RUB),
                        7.00%, 4/13/09 .........................       1,348,123
      41,974,600   Red Arrow International Leasing PLC (RUB),
                        8.38%, 3/31/12 .........................       1,644,671
       1,180,000   UBS (Vimpelcom)  (USD),
                        8.25%, 5/23/16 .........................       1,240,298
                                                                  --------------
                                                                       5,057,922
                                                                  --------------
                   SERBIA - 1.0%
       1,280,000   Republic of Serbia (USD),
                        3.75%, 11/01/24 ........................       1,200,832
                                                                  --------------
                   SOUTH AFRICA - 2.9%
      24,090,000   Republic of South Africa (ZAR),
                        10.00%, 2/28/08 ........................       3,479,237
                                                                  --------------
                   TURKEY - 5.2%
       1,500,000   Republic of Turkey (USD),
                        8.00%, 2/14/34 .........................       1,643,700
       7,450,000   Turkey, Government of (TRY),
                        14.00%, 1/19/11 ........................       4,655,054
                                                                  --------------
                                                                       6,298,754
                                                                  --------------
                   UKRAINE - 2.3%
         800,000   Alfa Bank Ukraine (USD),
                        9.75%, 12/22/09 ........................         814,720
       2,000,000   EX-IM Bank of Ukraine (USD),
                        7.65%, 9/07/11 .........................       2,053,600
                                                                  --------------
                                                                       2,868,320
                                                                  --------------
                   URUGUAY - 2.4%
       1,190,000   Oriental Republic of Uruguay (USD),
                        7.63%, 3/21/36 .........................       1,314,950
      37,710,000   Oriental Republic of Uruguay (UYU),
                        5.00%, 9/14/18 .........................       1,673,772
                                                                  --------------
                                                                       2,988,722
                                                                  --------------
Page 8             See Notes to Financial Statements.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2006

    PRINCIPAL                                                          MARKET
     VALUE                                                              VALUE
(LOCAL CURRENCY)                  DESCRIPTION                       (US DOLLARS)
 ---------------  ----------------------------------------------   -------------

 BONDS AND NOTES+ - CONTINUED

                   VENEZUELA - 4.4%
       1,160,000   Republic of Venezuela (USD),
                        7.65%, 4/21/25 .......................    $    1,265,270
       4,260,000   Republic of Venezuela (USD),
                        5.75%, 2/26/16 .......................         4,050,408
                                                                  --------------
                                                                       5,315,678
                                                                  --------------

                   TOTAL BONDS AND NOTES......................        77,694,673
                                                                  --------------
                   (Cost $73,729,080)

      SHARES
   ------------

COMMON STOCKS - 38.4%

                   BRAZIL - 5.9%
          23,000   Banco Bradesco SA, Sponsored ADR ..........           928,050
          77,000   Companhia Vale do Rio Doce, Sponsored ADR .         2,021,250
          16,000   Petroleo Brasileiro SA, ADR ...............         1,484,160
          64,000   Souza Cruz SA..............................         1,139,808
          50,000   Telecomunicacoes de Sao Paulo SA...........         1,107,419
          19,000   Ultrapar Participacoes SA, Preference Shares          435,670
                                                                  --------------
                                                                       7,116,357
                                                                  --------------
                   CHILE - 1.0%
          26,000   Banco Santander Chile SA, ADR..............         1,252,160
                                                                  --------------
                   CHINA - 5.7%
         160,000   China Mobile Ltd...........................         1,382,309
         140,000   CPL Holdings Ltd...........................         1,034,932
         300,000   Dah Sing Banking Group Ltd.................           677,270
         200,000   Hang Lung Group, Ltd.......................           608,103
       1,120,000   PetroChina Company Ltd., H Shares..........         1,586,776
         440,000   Swire Pacific Ltd., B Shares...............           898,295
         950,000   Zhejiang Expressway Company, Ltd.,
                        H Shares .............................           727,924
                                                                  --------------
                                                                       6,915,609
                                                                  --------------
                   CZECH REPUBLIC - 0.6%
           9,000   Erste Bank der Oesterreichischen Sparkassen
                        AG ...................................           692,035
                                                                  --------------
                   HUNGARY - 0.7%
           4,000   Richter Gedeon, Sponsored GDR..............           909,000
                                                                  --------------
                   INDIA - 3.6%
          90,000   Gail India Ltd.............................           531,744
          20,000   Glaxosmithkline Pharmaceuticals Ltd........           525,508
           8,000   Grasim Industries Ltd......................           506,354
          40,000   Hero Honda Motors, Ltd.....................           690,194
          22,000   Housing Development Finance Corp., Ltd.....           808,672
          33,000   ICICI Bank, Ltd............................           664,697
          64,000   Satyam Computer Services, Ltd..............           698,997
                                                                  --------------
                                                                       4,426,166
                                                                  --------------
                   INDONESIA - 1.1%
       1,750,000   PT Unilever Indonesia Tbk..................         1,284,261
                                                                  --------------

                   See Notes to Financial Statements.                     Page 9

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2006

    PRINCIPAL                                                          MARKET
     VALUE                                                              VALUE
(LOCAL CURRENCY)                  DESCRIPTION                       (US DOLLARS)
 ---------------  ----------------------------------------------   -------------

 COMMON STOCKS - CONTINUED

                   ISRAEL - 0.3%
          19,000   Check Point Software Technologies Ltd. **..    $      416,480
                                                                  --------------
                   MALAYSIA - 1.5%
          68,000   British American Tobacco Malaysia Berhad...           833,617
         420,000   Public Bank Berhad.........................           934,524
                                                                  --------------
                                                                       1,768,141
                                                                  --------------
                   MEXICO - 4.4%
          10,000   Fomento Economico Mexicano SA,
                        Sponsored ADR ........................         1,157,600
          13,000   Grupo Aeroportuaria del Sureste S.A.B.
                        de CV, ADR ...........................           552,110
          34,000   Grupo Aeroportuario del  Centro Norte, S.A.B.
                        de C.V., ADR ** ......................           756,840
         297,000   Grupo Financiero Banorte SA de CV, O
                        Shares ...............................         1,161,278
         174,000   Kimberly Clark de Mexico SAB de CV,
                        A Shares .............................           803,721
          19,000   Tenaris SA, ADR............................           947,910
                                                                  --------------
                                                                       5,379,459
                                                                  --------------
                   PHILIPPINES - 0.9%
         810,000   Bank of Philippine Islands.................         1,048,624
                                                                  --------------
                   RUSSIA - 0.9%
          13,000   LUKOIL, Sponsored ADR......................         1,136,200
                                                                  --------------
                   SOUTH AFRICA - 2.1%
         164,000   Edgars Consolidated Stores Ltd.............           912,222
         164,000   Massmart Holdings Ltd......................         1,641,578
                                                                  --------------
                                                                       2,553,800
                                                                  --------------
                   SOUTH KOREA - 3.4%
          12,500   Hyundai Motor Company Ltd., Preference
                        Shares ...............................           509,408
          65,000   Pusan Bank.................................           810,753
           4,500   Samsung Electronics Company, Ltd.,
                        Preference Shares ....................         2,322,581
             850   Shinsegae Company, Ltd.....................           530,107
                                                                  --------------
                                                                       4,172,849
                                                                  --------------
                   TAIWAN - 3.0%
       1,000,000   Fubon Financial Holdings Company, Ltd......           936,014
       1,140,000   Taiwan Mobile Company, Ltd.................         1,182,507
         720,000   Taiwan Semiconductor Manufacturing
                        Company, Ltd. ........................         1,491,484
                                                                  --------------
                                                                       3,610,005
                                                                  --------------
                   THAILAND - 1.7%
         220,000   PTT Exploration and Production Public
                        Company, Ltd. ........................           598,872
         200,000   Siam Cement Public (The) Company, Ltd......         1,433,004
                                                                  --------------
                                                                       2,031,876
                                                                  --------------

Page 9             See Notes to Financial Statements.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2006

    PRINCIPAL                                                          MARKET
     VALUE                                                              VALUE
(LOCAL CURRENCY)                  DESCRIPTION                       (US DOLLARS)
 ---------------  ----------------------------------------------   -------------

 COMMON STOCKS - CONTINUED

                   TURKEY - 1.6%
         359,000   Aksigorta AS...............................    $    1,356,870
          43,000   Migros Turk TAS **.........................           555,917
                                                                  --------------
                                                                       1,912,787
                                                                  --------------
                   TOTAL COMMON STOCKS...........................     46,625,809
                                                                  --------------
                   (Cost $40,875,475)

 WARRANTS - 1.2%

                   ARGENTINA - 1.2%
       8,400,000   Republic of Argentina (EUR), 12/15/35.........      1,447,033
                                                                  --------------

                   TOTAL WARRANTS................................      1,447,033
                                                                  --------------
                   (Cost $1,003,665)

     PRINCIPAL
      VALUE
   ------------

 U.S. TREASURY OBLIGATIONS - 0.3%

                  U.S. TREASURY BONDS - 0.3%
$       340,000   U.S. Treasury Bond, 6.13%, 11/15/27...........        394,586
                                                                 --------------

                  TOTAL U.S. TREASURY OBLIGATIONS...............        394,586
                                                                 --------------
                  (Cost $391,950)

                  TOTAL INVESTMENTS - 103.8%....................    126,162,101
                  (Cost $116,000,170)*

                  LOAN OUTSTANDING - (5.7%).....................     (7,000,000)
                  NET OTHER ASSETS AND LIABILITIES - 1.9%.......      2,357,224
                                                                 --------------
                  NET ASSETS - 100.0%........................... $  121,519,325
                                                                 ==============
-----------------------
  *  Aggregate cost for federal income tax purposes is $116,610,743.
 **  Non-income producing security.
  + Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Sub-Advisor.
ADR  American Depository Receipt
ARS  Argentine Peso
BRL  Brazilian Real
CNY  China Renminbi
COP  Colombian Peso
EGP  Egyptian Pound
EUR  Euro Dollar
GDR  Global Depository Receipt
GDP  Gross Domestic Product
IDR  Indonesian Rupiah
MXN  Mexican Peso
PEN  Peruvian New Sol
RUB  Russian Rouble
TRY  Turkish Lira
USD  United States Dollar
UYU  Uruguayan Peso
ZAR  South African Ran


                   See Notes to Financial Statements.                    Page 11

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
DECEMBER 31, 2006

                          FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                                    CONTRACTS TO RECEIVE
              ----------------------------------------------------------------------
                                                                                                    NET
                                                                                                UNREALIZED
                                                                              IN               APPRECIATION
 EXPIRATION              LOCAL                     VALUE IN               EXCHANGE             OF CONTRACTS
    DATE               CURRENCY*                    U.S. $                FOR U.S. $           U.S. DOLLARS
----------    --------------------------          ----------             -----------         -----------------
01/25/07      BRL              2,670,000          $1,245,130              $1,238,117         $          7,013
01/25/07      COP            708,000,000             315,547                 305,832                    9,715
01/25/07      IDR          9,860,000,000           1,093,811               1,079,956                   13,855
01/25/07      ZAR              6,830,000             970,726                 877,605                   93,121
                                                                                             -----------------
                                                                                             $        123,704
                                                                                             -----------------

                         FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                                    CONTRACTS TO DELIVER
              ----------------------------------------------------------------------
                                                                                                    NET
                                                                                                UNREALIZED
                                                                              IN               DEPRECIATION
 EXPIRATION              LOCAL                      VALUE IN               EXCHANGE            OF CONTRACTS
    DATE               CURRENCY*                     U.S. $               FOR U.S. $           U.S. DOLLARS
----------    --------------------------          ----------             -----------         -----------------
01/25/07      BRL             11,640,000          $5,419,624              $5,333,333         $        (86,291)
01/25/07      COP          9,900,000,000           4,412,315               4,184,277                 (228,038)
01/25/07      EUR                770,000           1,017,849                 971,778                  (46,071)
01/25/07      IDR         19,500,000,000           2,163,217               2,098,579                  (64,638)
01/25/07      MXN             34,000,000           3,143,529               3,130,686                  (12,843)
01/25/07      TRY              3,500,000           2,446,339               2,314,279                 (132,060)
01/25/07      ZAR             13,000,000           1,847,647               1,668,870                 (178,777)
01/25/07      ZAR             11,000,000           1,563,394               1,487,753                  (75,641)
01/25/07      ZAR              6,800,000             966,461                 917,308                  (49,153)
                                                                                             -----------------
                                                                                             $       (873,512)
                                                                                             -----------------
Net Unrealized Depreciation of Forward Foreign Currency Contracts.........................   $       (749,808)
                                                                                             =================

* Please see page 11 for currency descriptions.

Page 12                See Notes to Financial Statements.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS
Investments, at value
   Cost ($116,000,170).............................................................................     $ 126,162,101
Cash ..............................................................................................         1,299,940
Foreign currency (Cost $221,280)...................................................................           222,858
Unrealized appreciation of forward foreign currency contracts......................................           123,704
Prepaid expenses...................................................................................            11,419
Receivables:
     Investment securities sold....................................................................            96,305
     Interest......................................................................................         1,837,418
     Dividends.....................................................................................            76,374
                                                                                                        -------------
     Total Assets..................................................................................       129,830,119
                                                                                                        -------------
LIABILITIES:
Unrealized depreciation of forward foreign currency contracts......................................           873,512
Payables:
     Outstanding loan..............................................................................         7,000,000
     Investment advisory fees......................................................................           109,064
     Audit and legal fees..........................................................................            92,523
     Printing fees.................................................................................            86,752
     Custodian fees................................................................................            48,936
     Interest and fees due on loan.................................................................            42,851
     Investment securities purchased...............................................................            38,598
     Administrative fees...........................................................................            10,906
     Transfer agent fees...........................................................................             5,516
Accrued expenses and other liabilities.............................................................             2,136
                                                                                                        -------------
     Total Liabilities.............................................................................         8,310,794
                                                                                                        -------------
NET ASSETS.........................................................................................     $ 121,519,325
                                                                                                        =============
NET ASSETS CONSIST OF:
Accumulated net investment loss....................................................................     $    (235,718)
Accumulated net realized loss on investments sold and foreign currency transactions................           (26,212)
Net unrealized appreciation of investments and foreign currency transactions.......................         9,436,984
Par value..........................................................................................            59,052
Paid-in capital....................................................................................       112,285,219
                                                                                                        -------------
Net Assets.........................................................................................     $ 121,519,325
                                                                                                        =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)...............................     $       20.58
                                                                                                        =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)........         5,905,236
                                                                                                        =============

                   See Notes to Financial Statements.                    Page 13

PAGE FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006*


INVESTMENT INCOME:
Interest (net of foreign withholding tax of $2,398)................................................     $   2,045,689
Dividends (net of foreign withholding tax of $21,488)..............................................           523,650
                                                                                                        -------------
     Total investment income.......................................................................         2,569,339
                                                                                                        -------------
EXPENSES:
Investment advisory fees...........................................................................           407,510
Audit and legal fees...............................................................................            93,195
Printing fees......................................................................................            88,145
Custodian fees.....................................................................................            71,582
Interest and fees on outstanding loan payable......................................................            42,851
Administration fees................................................................................            40,751
Trustees' fees and expenses........................................................................            20,045
Transfer agent fees................................................................................            18,533
Other..............................................................................................            80,189
                                                                                                        -------------
     Total expenses................................................................................           862,801
                                                                                                        -------------
NET INVESTMENT INCOME..............................................................................         1,706,538
                                                                                                        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.....................................................................................           325,560
   Forward foreign currency contracts..............................................................          (260,208)
   Foreign currencies..............................................................................          (176,514)
                                                                                                        -------------
Net realized gain (loss)...........................................................................          (111,162)
                                                                                                        -------------
Net change in unrealized appreciation (depreciation) on:
   Investments.....................................................................................        10,161,931
   Forward foreign currency contracts..............................................................          (749,808)
   Foreign currencies..............................................................................            24,861
                                                                                                        -------------
Net change in unrealized appreciation depreciation ................................................         9,436,984
                                                                                                        -------------
Net realized and unrealized gain (loss)............................................................         9,325,822
                                                                                                        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................................     $  11,032,360
                                                                                                        =============

-----------------------------------------------------------------------
* Initial seed date of July 14, 2006. The Fund commenced operations on August 29, 2006.

Page 14                   See Notes to Financial Statements.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                PERIOD
                                                                                                 ENDED
                                                                                              12/31/2006*
                                                                                           ---------------
OPERATIONS:
Net investment income.................................................................      $   1,706,538
Net realized gain (loss)..............................................................           (111,162)
Net change in unrealized appreciation (depreciation)..................................          9,436,984
                                                                                            -------------
Net increase in net assets resulting from operations..................................         11,032,360

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................................         (1,857,306)
Return of capital.....................................................................           (209,527)
                                                                                            -------------
Total distributions to shareholders...................................................         (2,066,833)

CAPITAL TRANSACTIONS:
Net proceeds from sale of 5,905,236 Common Shares.....................................        112,790,008
Offering costs........................................................................           (236,210)
                                                                                            -------------
Total capital transactions............................................................        112,553,798
                                                                                            -------------
Net increase (decrease) in net assets.................................................        121,519,325

NET ASSETS:
Beginning of period...................................................................                 --
                                                                                            -------------
End of period ........................................................................      $ 121,519,325
                                                                                            =============
Accumulated net investment loss at end of period......................................      $    (235,718)
                                                                                            =============

-----------------------------------------------------------------------
* Initial seed date of July 14, 2006. The Fund commenced operations on August 29, 2006.

                 See Notes to Financial Statements.                    Page 15

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
STATEMENT OF CASH FLOWS
FOR THE PERIOD ENDED DECEMBER 31, 2006*

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations.....................            $   11,032,360
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
   Changes in assets and liabilities:
   Increase in investments, at value**...................................              (126,162,101)
   Increase in net unrealized depreciation of forward foreign currency contracts            749,808
   Increase in interest receivable.......................................                (1,837,418)
   Increase in dividends receivable......................................                   (76,374)
   Increase in receivable for investment securities sold.................                   (96,305)
   Increase in prepaid expenses..........................................                   (11,419)
   Increase in interest and fees due on loan.............................                    42,851
   Increase in payable for investment securities purchased...............                    38,598
   Increase in investment advisory fees payable..........................                   109,064
   Increase in audit and legal fees payable..............................                    92,523
   Increase in printing fees payable.....................................                    86,752
   Increase in administrative fees payable...............................                    10,906
   Increase in transfer agent fees payable...............................                     5,516
   Increase in custodian fees payable....................................                    48,936
   Increase in accrued expenses and other liabilities....................                     2,136
                                                                                     --------------
CASH USED BY OPERATING ACTIVITIES........................................                           $ (115,964,167)
CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from Common Shares sold (net of offering costs)..............               112,553,798
   Distributions to shareholders from net investment income .............                (1,857,306)
   Distributions to shareholders from return of capital .................                  (209,527)
   Proceeds from issuance of loan........................................                 7,000,000
                                                                                     --------------
CASH PROVIDED BY FINANCING ACTIVITIES ...................................                              117,486,965
                                                                                                    --------------
Increase in cash and foreign currency ***................................                                1,522,798
Cash and foreign currency at beginning of period ........................                                       --
                                                                                                    --------------
CASH AND FOREIGN CURRENCY AT END OF PERIOD...............................                           $    1,522,798
                                                                                                    ==============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the year for interest...................................                           $            0
                                                                                                    ==============

-----------------------------------------------------------------------
*   Initial seed date of July 14, 2006. The Fund commenced operations on August 29, 2006.
**  Includes net change in unrealized appreciation (depreciation on investments of $10,161,931.
*** Includes net change in unrealized appreciation (depreciation) of foreign currency of $(24,861).

Page 16                  See Notes to Financial Statements.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                           PERIOD
                                                                            ENDED
                                                                         12/31/2006*
                                                                       --------------
Net asset value, beginning of period.............................      $        19.10(a)
                                                                       --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income............................................                0.29
Net realized and unrealized gain (loss) on investments...........                1.58
                                                                       --------------
Total from investment operations.................................                1.87
                                                                       --------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income............................................               (0.31)
Return of capital................................................               (0.04)
                                                                       --------------
Total from distributions.........................................               (0.35)
                                                                       --------------
Common Share offering costs charged to paid-in capital...........               (0.04)
                                                                       --------------
Net asset value, end of period...................................      $        20.58
                                                                       ==============
Market value, end of period......................................      $        19.03
                                                                       ==============
TOTAL RETURN BASED ON NET ASSET VALUE (B)+.......................                9.74%
                                                                       ==============
TOTAL RETURN BASED ON MARKET VALUE (C)+..........................               (3.10)%
                                                                       ==============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ............................      $      121,519
Ratio of total expenses to average net assets excluding
   interest expense .............................................                2.05%**
Ratio of total expenses to average net assets ...................                2.16%**
Ratio of net investment income to average net assets ............                4.27%**
Portfolio turnover rate .........................................                  40%

INDEBTEDNESS:
Loan outstanding (in 000's)......................................      $        7,000
Asset Coverage per $1,000 of indebtedness (d)....................      $       18,360

--------------------------------------------------
*    Initial seed date of July 14, 2006. The Fund commenced operations on August 29, 2006.
**   Annualized
(a)  Net of sales load of $0.90 per Common Share on initial offering.
(b)  Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share and does not reflect sales load.
(c)  Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in Common
     Share market price per share, all based on Common Share market price per share.
(d)  Calculated by subtracting the Fund's total liabilities (not including the loan outstanding) from the Fund's total assets, and dividing by the outstanding loan balance.
+    Total return is not annualized for periods less than one year.

                     See Notes to Financial Statements.                  Page 17

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                               DECEMBER 31, 2006

                              1. FUND DESCRIPTION

First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 16, 2006 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FEO on the New York Stock Exchange ("NYSE").

The Fund's investment objective is to seek a high level of total return. The Fund pursues its objective by investing at least 80% of its Managed Assets in a diversified portfolio of equity and fixed-income securities of issuers in emerging market countries. "Managed Assets" means the average daily gross asset value of the Fund (including assets attributable to the Fund's Preferred Shares, if any, and the principal amount of any borrowings) minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any borrowings incurred of commercial paper or notes issued by the Fund). There can be no assurance that the Fund's investment objective will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets less accrued liabilities. The NAV is determined as of the close of regular session trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares, if any, from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency-linked notes, and credit-linked notes, as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

B. FORWARD FOREIGN CURRENCY CONTRACTS:

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the Schedule of Forward Foreign Currency Contracts.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
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                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                               DECEMBER 31, 2006


Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currencies" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on foreign currencies" on the Statement of Operations.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares level quarterly dividends/distributions after payment of interest and dividends in connection with leverage. The level dividend rate may be modified by the Board of Trustees from time to time. If, for any quarterly distribution, net investment company taxable income, if any (which term includes net short-term capital gain), is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund's Assets. The Fund's final distribution for each calendar year will include any remaining net investment company taxable income undistributed during the year, as well as all net capital gains realized during the year. If the Fund recognizes a long-term capital gain, it will be required to allocate such gain between the Common Shares and Preferred Shares, if any, issued by the Fund in proportion to the total dividends paid for the year. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Permanent differences incurred during the period ended December 31, 2006, resulting in book and tax accounting differences, have been reclassified at year end to reflect an increase to accumulated net investment loss by $84,950 and a decrease in accumulated net realized losses on investments sold by $84,950. Net assets were not affected by this reclassification.

The tax character of distributions paid during the period ended December 31, 2006, was as follows:

Distributions paid from:

Ordinary Income................................           $  1,857,306
Return of Capital..............................                209,527

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Net Unrealized Appreciation....................           $  9,175,054

F.  INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

G. EXPENSES:

The Fund pays all expenses directly related to its operations.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
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                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                               DECEMBER 31, 2006

H. ORGANIZATION AND OFFERING COSTS:

Organization costs consisted of costs incurred to establish the Fund and enable it to legally conduct business. These costs included filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consisted of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust and Aberdeen Asset Management Inc. have paid all organization expenses and all offering costs of the Fund (other than sales load) that exceeded $0.04 per Common Share. The Fund's share of Common Share offering costs of $236,210 during the period ended December 31, 2006, were recorded as a reduction of the proceeds from the sale of Common Shares.

I. NEW ACCOUNTING PRONOUNCEMENTS:

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements, which has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 could have on the Fund's financial statement disclosures.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets.

Aberdeen Asset Management Inc. (the "Sub-Advisor") serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives an annual portfolio management fee calculated at an annual rate of 0.50% of Managed Assets that is paid monthly by First Trust out of its investment advisory fee.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates (the "Independent Trustees") an annual retainer of $10,000, which includes compensation for all board and committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                               DECEMBER 31, 2006

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the period ended December 31, 2006, were $152,871,715 and $37,296,660, respectively.

As of December 31, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,785,836 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $234,478.

                                5. COMMON SHARES

As of December 31, 2006, 5,905,236 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares has been authorized for the Fund's Dividend Reinvestment Plan.

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                                     PERIOD ENDED
                                                   DECEMBER 31, 2006
                                                   -----------------
                                                 SHARES        AMOUNT
Proceeds from shares sold...........           5,905,236   $ 112,790,008
Offering costs......................                  --        (236,210)
                                               ---------   -------------
                                               5,905,236   $ 112,553,798
                                               =========   =============

                   6. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the issuance of preferred shares of beneficial interest, (the "Preferred Shares") with rights as determined by the Board of Trustees without the approval of Common Shareholders. As of December 31, 2006, no Preferred Shares had been issued.

                          7. REVOLVING LOAN AGREEMENT

The Fund has entered into a revolving loan agreement among the Fund and certain primary and secondary lenders, which provides for a credit facility to be used as leverage for the Fund. The credit facility provides for a secured line of credit for the Fund where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). The total commitment under the facility is up to $28,000,000. The initial borrowing on this line of credit was taken on November 20, 2006, with a balance of $7,000,000 outstanding through December 31, 2006. The interest rate on this borrowing was 5.925%. The Fund also pays a commitment fee of 0.325% per year, which is included in "Interest and fees on outstanding loan payable" on the Statement of Operations.

                            8. CONCENTRATION OF RISK

An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund, which include a global bond and equity portfolio of investment grade and below-investment grade government and corporate debt securities. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur.

NON-INVESTMENT GRADE SECURITIES RISK: The Fund may invest up to 80% of its Managed Assets in non-investment grade securities. Non-investment grade securities are rated below "Baa3" by Moody's Investors Service, Inc., below "BBB-" by Standard & Poor's, or comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Sub-Advisor to be of comparable credit quality. Non-investment grade debt instruments are commonly referred to as "high-yield" or "junk" bonds, are considered speculative with respect to the issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high-yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities.

EMERGING MARKETS RISK: Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in equity or fixed-income securities of issuers located in countries considered to be emerging markets. Investments in such securities are considered speculative. In addition to the general risks of investing in non-U.S. securities, heightened risks of investing in emerging markets securities include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                               DECEMBER 31, 2006

volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

                              9. SUBSEQUENT EVENT

The Board of Trustees of the Fund adopted a compensation policy pursuant to which, effective January 1, 2007, the Independent Trustees are paid an annual retainer of $10,000 for each investment company of the First Trust fund complex up to a total of 14 investment companies (the "Trustees Compensation I") and an annual retainer of $7,500 for each subsequent investment company added to the First Trust Fund Complex (the "Trustees Compensation II" and together with Trustees Compensation I, the "Aggregate Trustee Compensation"). The Aggregate Trustee Compensation is divided equally among each of the investment companies in the First Trust Fund Complex. No additional meeting fees are paid in connection with Board or committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

Additionally, Thomas R. Kadlec is paid annual compensation of $10,000 to serve as the Lead Trustee and Niel B. Nielson is paid annual compensation of $5,000 to serve as the chairman of the Audit Committee of each of the investment companies in the First Trust Fund Complex. Such additional compensation to Messrs. Kadlec and Nielson is paid by the investment companies in the First Trust Fund Complex and the fees are divided equally among those investment companies.

CHANGE IN POLICY

The Fund is currently permitted to engage in currency hedging transactions only for portfolio hedging transactions involving portfolio positions. At a meeting held on February 21, 2007, the Board of Trustees of the Fund adopted a policy to permit the Fund to engage in currency transactions to hedge interest rate and currency risks associated with the Fund's borrowings. This change in policy was not required to be, and was not, approved by the shareholders of the Fund. The new policy may also be changed by the Board of Trustees without shareholder approval. The new policy will be effective on April 29, 2007.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND

We have audited the accompanying statement of assets and liabilities of First Trust/Aberdeen Emerging Opportunity Fund (the "Fund"), including the portfolio of investments, as of December 31, 2006, and the related statement of operations, changes in net assets, cash flows and the financial highlights for the period from August 29, 2006 (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Fund's custodian and broker; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2006, the results of its operations, changes in its net assets, cash flows, and the financial highlights for the period from August 29, 2006 (commencement of operations) to December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

/S/DELOITTE & TOUCHE LLP

Chicago, Illinois
February 21, 2007

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ADDITIONAL INFORMATION - UNAUDITED
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                               DECEMBER 31, 2006

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

     (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.

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ADDITIONAL INFORMATION - UNAUDITED - (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                               DECEMBER 31, 2006

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                                TAX INFORMATION

The Fund hereby designates as qualified dividend income distributions 9.75% of the ordinary income (including short-term capital gain), for the year ended December 31, 2006.

If the Fund meets the requirements of Section 853 of the Code, the Fund may elect to pass through to its shareholders credits for foreign taxes paid. The total amount of income received by the Fund from sources within foreign countries and possessions of the United States is $2,318,930 (representing a total of $0.39 per share). The total amount of taxes paid to such countries is $23,886 (representing a total of $0.004 per share).

                         NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the New York Stock Exchange ("NYSE") Listed Company Manual, the Fund's President has certified to the NYSE that, as of August 14, 2006, he was not aware of any violation by the Fund of NYSE corporate governance listing standards. In addition, the Fund's reports to the SEC on Forms N-CSR and N-Q contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's public disclosure in such reports and are required by Rule 30a-2 under the 1940 Act.

                               BY-LAW AMENDMENTS

On June 12, 2006, and again on December 11, 2006, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund that may have the effect of delaying or preventing a change of control of the Fund, including the implementation of a staggered Board of Trustees. These changes were not required to be, and were not, approved by the Fund's Shareholders. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

                              ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY CONTRACTS

The Trustees unanimously approved the Investment Management Agreement (the "AGREEMENT") between First Trust Advisors L.P. ("FIRST TRUST") and First Trust/Aberdeen Emerging Opportunity Fund (the "FUND") at a meeting held on June 12, 2006. The Board of Trustees determined that the Agreement is in the best interests of the Fund and that the compensation arrangement set forth in the Agreement is fair and reasonable in light of the nature, extent and quality of the services to be provided by First Trust and such other matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment.

To reach this determination, the Trustees considered their duties under the Investment Company Act of 1940 (the "1940 ACT") as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Trustees in voting on such agreements. The Independent Trustees received advice from independent legal counsel. The Trustees also applied their business judgment to determine whether the arrangement between the Fund and First Trust was a reasonable business arrangement from the Fund's perspective as well as from the perspective of its shareholders. In reviewing such arrangement, the Board of Trustees considered factors such as the nature, quality and extent of services to be provided by First Trust under the Agreement and the fairness of the fee to be charged, whether the fee level reflects any economies of scale, and the profitability expected to be realized by First Trust under the Agreement.

The Trustees considered the nature, quality and extent of services to be provided by First Trust, including the overall administration of the Fund and First Trust's ability to oversee Aberdeen Asset Management, Inc. ("ABERDEEN"), the Fund's proposed sub advisor. The Board noted that First Trust serves as investment manager and Aberdeen serves as sub advisor to the First Trust/Aberdeen Global Opportunity Income Fund, and that the services provided by First Trust to that fund were satisfactory. The Board considered the experience and skills of the personnel primarily responsible for providing services to the Fund and noted the compliance program that had been developed by First Trust. In light of these considerations and their overall familiarity with First Trust, the Trustees concluded that the nature, quality and extent of services to be provided by First Trust to the Fund are expected to be satisfactory.

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ADDITIONAL INFORMATION - UNAUDITED - (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                               DECEMBER 31, 2006

The Trustees reviewed data prepared by Lipper Inc. ("LIPPER"), an independent source, showing the proposed management fee and estimated expense ratio of the Fund compared to those of a peer group of 13 closed end emerging market debt funds, including 11 funds using some form of leverage. The Trustees also considered the Fund's proposed management fee and estimated expense ratio as compared to a second peer group of seven closed end funds, including three funds currently using or intending to use leverage, as selected by First Trust using data compiled by Lipper. The Trustees noted that the Fund's management fee was slightly higher than the median of the Lipper group and also was above the median of the First Trust-selected peer group, and that the anticipated expense ratio was the highest in the Lipper peer group and above the median in the First Trust-selected peer group. The Trustees noted that in light of the small number of funds in each peer group and the differences between the Fund and the other funds in each peer group, including the Fund's significant investment in equity securities, the Fund's management fee was within an acceptable range of the peer group and consistent with reasonable expectations in light of the nature, quality and extent of services to be provided by First Trust. The Trustees noted that First Trust does not provide services to any institutional clients that have similar investment objectives and policies to the Fund, but does serve as investment advisor to the First Trust/Aberdeen Global Opportunity Income Fund. The Trustees noted that the proposed management fee for the Fund was the same as the management fee for First Trust/Aberdeen Global Opportunity Income Fund. On the basis of the information provided, the Trustees concluded that the Fund's management fee was reasonable and appropriate in light of the nature, quality and extent of services to be provided by First Trust.

The Trustees noted that First Trust has continued to invest in personnel and infrastructure but had not identified any economies of scale that may be realized by the Fund and indicated that, because the Fund is a closed end fund and is not expected to issue additional shares other than pursuant to its dividend reinvestment plan, First Trust believed that any discussion of economies of scale was not meaningful. The Trustees concluded that the management fee reflects an appropriate level of sharing of any economies of scale. The Trustees took the costs to be borne by First Trust in connection with its services to be performed under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement to First Trust. The Trustees considered that First Trust had identified as a fall out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with First Trust. Based on all of the factors considered, the Trustees concluded that it was in the best interests of the Fund to approve the Agreement, including the fee to be charged for the services thereunder. No single factor was determinative in the Board's analysis.

At the June 12, 2006 meeting, the Trustees also approved the Investment Sub-Advisory Agreement (the "SUB-ADVISORY AGREEMENT") among the Fund, First Trust and Aberdeen, after considering the factors discussed above, as well as the following information. The Trustees considered the nature, quality and extent of services to be provided by Aberdeen under the Sub-Advisory Agreement. They received a presentation from representatives of Aberdeen on the services Aberdeen would provide to the Fund. Since the Fund is newly-organized, the Board did not consider investment performance of the Fund; however, the Trustees did consider the performance of the Aberdeen Emerging Markets Equity Composite and the Aberdeen Emerging Markets Debt Composite over various periods and compared to relevant benchmarks. The Trustees noted Aberdeen's representation that the Fund would be managed similarly to the Composites. The Trustees also considered the quality of services provided by Aberdeen to the First Trust/Aberdeen Global Opportunity Income Fund, and noted that it was satisfactory. The Trustees concluded that the nature, quality and extent of services to be provided by Aberdeen to the Fund are expected to be satisfactory. The Trustees considered the proposed sub-advisory fee rate and how it related to the overall management fee structure of the Fund. The Trustees considered that the sub-advisory fee rate was negotiated at arm's length between First Trust and Aberdeen, an unaffiliated third party, that the sub-advisory fee rate was the same as that paid by First Trust to Aberdeen for serving as sub advisor to the First Trust/Aberdeen Global Opportunity Income Fund, and that First Trust compensates Aberdeen from its fee. The Trustees also considered information provided by Aberdeen as to the fees it charges to other clients, including four other funds managed by it. The Trustees noted that the fees for these funds were lower than the proposed sub-advisory fee for the Fund, but considered Aberdeen's representation that because of differences in investment strategy, these funds are not directly comparable to the Fund. Based on the information provided, the Trustees concluded that the sub-advisory fee was reasonable. In considering the overall fee structure for the Fund, the Trustees considered Aberdeen's representation that because it will manage the Fund in a similar fashion to other accounts it will be able to achieve economies of scale through relationships with brokers, administrative systems and other efficiencies and that while it expects internal costs to rise, it continues to expect to experience the benefits of economies of scale. The Trustees also considered data provided by Aberdeen as to the expected profitability of the Sub-Advisory Agreement to Aberdeen. The Trustees noted the inherent limitations in this profitability analysis, but noted that the profitability of the Sub-Advisory Agreement to Aberdeen appeared to be not unreasonable in light of the services to be provided to the Fund. The Trustees noted that Aberdeen does not maintain any soft-dollar arrangements and that Aberdeen indicated that it expects to benefit from having its name associated with the management of the Fund and the greater prominence this generates for Aberdeen. Based on all of the factors considered, the Trustees concluded that it was in the best interests of the Fund to approve the Sub-Advisory Agreement, including the fee to be charged for the services thereunder. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                               DECEMBER 31, 2006

Information pertaining to the Trustees and Officeres* of the Fund is set forth below:

                                                                                       NUMBER OF                OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED     DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                         INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

Richard E. Erickson,             o One year term        Physician;                    34 portfolios             None
Trustee D.O.B. 04/51             o 6 months served      President, Wheaton
c/o First Trust                                         Orthopedics;
Advisors L.P. 1001                                      Co-owner and
Warrenville Road                                        Co-Director, Sports
Suite 300 Lisle, IL                                     Med Center for
60532                                                   Fitness; Limited
                                                        Partner, Gundersen
                                                        Real Estate
                                                        Partnership

Thomas R. Kadlec,                o One year term        Vice President and Chief      34 portfolios             None
Trustee D.O.B. 11/57             o 6 months served      Financial Officer (1990 to
c/o First Trust                                         present), ADM Investor
Advisors L.P. 1001                                      Services, Inc. (Futures
Warrenville Road                                        Commission Merchant);
Suite 300 Lisle, IL                                     Registered Representative
60532                                                   (2000 to present), Segerdahl &
                                                        Company, Inc., an NASD member
                                                        (Broker-Dealer); President,
                                                        ADM Derivatives, Inc. (May
                                                        2005 to present)


Robert F. Keith, Trustee         o One year term        President, Hibs               22 portfolios             None
D.O.B. 11/56 c/o First           o 6 months served      Enterprises (Financial
Trust Advisors L.P. 1001                                and Management
Warrenville Road Suite                                  Consulting) (2003 to
300 Lisle, IL 60532                                     present); Aramark Service
                                                        Master Management (2001
                                                        to 2003); President and
                                                        Chief Operating Officer,
                                                        Service Master Management
                                                        Services (1998 to 2003)

Niel B. Nielson, Trustee         o One year term        President, Covenant           34 portfolios     Director of Good News
D.O.B. 03/54c/o First            o 6 months served      College (June 2002 to                           Publisher-Crossway Books;
Trust Advisors L.P. 1001                                present); Pastor, College                       Covenant Transport Inc.
Warrenville Road Suite                                  Church in Wheaton (1997
300 Lisle, IL 60532                                     to June 2002)

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                               DECEMBER 31, 2006

                                                                                       NUMBER OF                OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED     DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                         INTERESTED TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
James A. Bowen, Trustee           o One year Trustee     President, First Trust    34 portfolios            Trustee of Wheaton
President, Chairman of              term and indefinite  Advisors L.P. and First                            College
the Board and CEO                   officer term         Trust Portfolios L.P.;
D.O.B. 09/55 1001                 o 6 months served      Chairman of the Board,
Warrenville Road                                         BondWave LLC and
Suite 300                                                Stonebridge Advisors LLC
Lisle, IL 60532

--------------------------------------------------------------------------------------------------------------------------------
                                    OFFICERS WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

Mark R. Bradley,                  o Indefinite term      Chief Financial Officer,        N/A                     N/A
Treasurer, Controller,            o 6 months served      Managing Director, First
Chief Financial Officer,                                 Trust Advisors L.P. and
Chief Accounting Officer                                 First Trust Portfolios
D.O.B. 11/571001                                         L.P.; Chief Financial
Warrenville RoadSuite                                    Officer, BondWave LLC and
300Lisle, IL 60532                                       Stonebridge Advisors LLC


Kelley Christensen                o Indefinite term      Assistant Vice President        N/A                     N/A
Vice President                    o Since December       of First Trust Portfolios
D.O.B. 09/70                        10, 2006             L.P. and First Trust
1001 Warrenville Road                                    Advisors L.P.
Suite 300
Lisle, IL 60532

James M. Dykas                     o Indefinite term     Vice President, First           N/A                     N/A
Assistant Treasurer                o 6 months served     Trust Advisors L.P. and
D.O.B. 01/66                                             First Trust Portfolios
1001 Warrenville Road                                    L.P. (January 2005 to
Suite 300                                                present); Executive
Lisle, IL 60532                                          Director, Van Kampen
                                                         Asset Management and
                                                         Morgan Stanley Investment
                                                         Management (1999-2005)



Christopher R. Fallow              o Indefinite term     Assistant Vice President        N/A                     N/A
Assistant Vice President           o Since December      of First Trust Portfolios
D.O.B. 04/79                         10, 2006            L.P. and First Trust
1001 Warrenville Road                                    Advisors L.P.
Suite 300
Lisle, IL 60532

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                               DECEMBER 31, 2006

                                                                                       NUMBER OF                OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED     DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                 OFFICERS WHO ARE NOT TRUSTEES - (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------

W. Scott Jardine,                 o Indefinite term     General Counsel, First       N/A                        N/A
Secretary and Chief               o 6 months served     Trust Advisors L.P. and
Compliance Officer                                      First Trust Portfolios
D.O.B. 05/60                                            L.P.; Secretary, BondWave
1001 Warrenville Road                                   LLC and Stonebridge
Suite 300                                               Advisors LLC
Lisle, IL 60532


Daniel J. Lindquist               o Indefinite term     Senior Vice President,       N/A                        N/A
Vice President                    o 6 months served     First Trust Advisors
D.O.B. 02/70                                            L.P.; Vice President,
1001 Warrenville Road                                   First Trust Portfolios
Suite 300                                               L.P. (April 2004 to
Lisle, IL 60532                                         present); Chief Operating
                                                        Officer, Mina Capital
                                                        Management, LLC (January
                                                        2004-April 2004); Chief
                                                        Operating Officer,
                                                        Samaritan Asset
                                                        Management Services, Inc.
                                                        (April 2000-January 2004)


Kristi A. Maher                   o Indefinite term     Assistant General            N/A                        N/A
Assistant Secretary               o 6 months served     Counsel, First Trust
D.O.B. 12/66                                            Advisors L.P. and First
1001 Warrenville Road                                   Trust Portfolios L.P.
Suite 300                                               (March 2004 to present);
Lisle, IL 60532                                         Associate, Chapman and
                                                        Cutler LLP (1995-2004)

------------------------------
* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this item's instructions.


     (d) The registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


         (a) AUDIT FEES (REGISTRANT) -- The aggregate fees billed from the inception of the Registrant on July 14, 2006 through December 31, 2006 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $15,500.

         (b) AUDIT-RELATED FEES (REGISTRANT) -- The aggregate fees billed from the inception of the Registrant on July 14, 2006 through December 31, 2006 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0.

                AUDIT-RELATED FEES (INVESTMENT ADVISER) -- The aggregate fees billed from the inception of the Registrant on July 14, 2006 through December 31, 2006 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0.

         (c) TAX FEES (REGISTRANT) -- The aggregate fees billed from the inception of the Registrant on July 14, 2006 through December 31, 2006 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant were $0.

                TAX FEES (INVESTMENT ADVISER) -- The aggregate fees billed from the inception of the Registrant on July 14, 2006 through December 31, 2006 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant's adviser were $0.

         (d) ALL OTHER FEES (REGISTRANT) -- The aggregate fees billed from the inception of the Registrant on July 14, 2006 through December 31, 2006 for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0.

                ALL OTHER FEES (INVESTMENT ADVISER) -- The aggregate fees billed from the inception of the Registrant on July 14, 2006 through December 31, 2006 for products and services provided by the principal accountant to the Registrant's investment adviser, other than services reported in paragraphs (a) through (c) of this Item were $0.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy both amended as of December 10, 2006, the Audit Committee (the "COMMITTEE") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

         The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the Registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the DE MINIMIS exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) for the Registrant and the Registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  0%

                           (c)  0%

                           (d)  0%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant from the inception of the Registrant on July 14, 2006 through December 31, 2006 were $0 for the Registrant and $25,000 for the Registrant's investment adviser.

     (h) On December 10, 2006, the Registrant's audit committee of its Board of Trustees determined that the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Registrant has a separately designated audit committee consisting of all the independent trustees of the Registrant. The members of the audit committee are: Thomas R. Kadlec, Niel B. Nielson, Richard E. Erickson and Robert F. Keith.


ITEM 6. SCHEDULE OF INVESTMENTS.

         Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                        ABERDEEN U.S. REGISTERED ADVISERS
                      PROXY VOTING POLICIES AND PROCEDURES
                             AS OF FEBRUARY 8, 2006

The following are proxy voting policies and procedures ("Policies and Procedures") adopted by affiliated investment advisers registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended ("Advisers Act"), that are subsidiaries of Aberdeen Asset Management PLC ("AAM"); including, specifically, Aberdeen Asset Management Inc., a Delaware Corporation, ("Aberdeen US"), Aberdeen Asset Management Asia Limited, a Singapore Corporation ("Aberdeen Singapore"), Aberdeen Asset Management
Limited, an Australian Corporation ("Aberdeen AU"), and Aberdeen Asset Management Investment Services Limited ("AAMISL"), (collectively referred to herein as "Aberdeen Advisers" and each an "Aberdeen Adviser") (collectively with AAM, "Aberdeen"). These Policies and Procedures address proxy voting considerations under U.S. law and regulation and under Canadian securities laws. These Policies and Procedures do not address the laws or requirements of other jurisdictions.

Pursuant to a Memorandum of Understanding ("MOU"), Aberdeen Asset Managers Limited ("Aberdeen UK"), a non-US registered adviser, provides advisory resources to certain U.S. clients of Aberdeen Singapore and Aberdeen AU. In addition, Aberdeen UK provides advisory resources to certain U.S. clients of Aberdeen US pursuant to another MOU. Under these MOUs, the affiliates of the Aberdeen Advisers may provide various portfolio management resources, including substantive advice on voting proxies for certain equity securities. To the extent that Aberdeen UK provides advisory services to any clients of Aberdeen US or to U.S. clients of Aberdeen Singapore or Aberdeen AU, Aberdeen UK will be subject to the control and supervision of the registered adviser and will follow these Policies and Procedures as part of providing such advisory services. These Policies and Procedures are adopted to ensure compliance by the Aberdeen
Advisers with Rule 206(4)-6 under the Advisers Act and other applicable fiduciary obligations under rules and regulations of the SEC and interpretations of its staff with respect to proxies for voting securities held by client portfolios.

Clients may consist of investment companies registered under the Investment Company Act of 1940, as amended ("1940 Act") ("Funds" and each a "Fund"), and other U.S. residents as well as non-U.S. registered funds or clients. Any
Aberdeen Adviser located in the United States follows these Policies and Procedures for each of its respective clients as required under the Advisers Act and other applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies or to vote in accordance with the client's proxy voting policies and procedures. Aberdeen Advisers who advise or subadvise the Funds follow both these Policies and Procedures and the proxy voting policies and procedures adopted by the Funds and their respective Boards of Directors. Aberdeen Advisers located outside the U.S. may provide proxy voting services to their non-U.S. based clients in accordance with the jurisdiction in which the client is located. Aberdeen US, Aberdeen Singapore and Aberdeen AU will provide proxy voting services to Canadian investment funds in accordance with National Instrument 81-106 - Investment Fund Continuous Disclosure.

I.   DEFINITIONS



A. "Best interest of clients". Clients' best economic interests over the long term that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interest is generally uniform.

B. "Material conflict of interest". Circumstances when an Aberdeen Adviser or any member of senior management, portfolio manager or portfolio analyst knowingly does business with a particular proxy issuer or closely affiliated entity, which may appear to create a material conflict between the interests of the Aberdeen Adviser and the interests of its clients in how proxies of that issuer are voted. A material conflict of interest might also exist in unusual circumstances when Aberdeen has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and an affiliate of an Aberdeen Adviser.

II.  GENERAL VOTING POLICIES

A. Client's Best Interest. These Policies and Procedures are designed and implemented in a way that is reasonably expected to ensure that proxies are voted in the best interests of clients. Proxies are voted with the aim of furthering the best economic interests of clients, promoting high levels of corporate governance and adequate disclosure of company policies, activities and returns, including fair and equal treatment of stockholders.

B. Shareholder Activism. Aberdeen Advisers seek to develop relationships with the management of portfolio companies to encourage transparency and improvements in the treatment of employees, owners and stakeholders. Thus, Aberdeen Advisers may engage in dialogue with the management of portfolio companies with respect to pending proxy voting issues.

C. Case-by-Case Basis. These Policies and Procedures are guidelines. Each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant facts and circumstances at the time of the vote. Aberdeen Advisers may cast proxy votes in favor of management proposals or seek to change the views of management, considering specific issues as they arise on their merits. Aberdeen Advisers may also join with other investment managers in seeking to submit a shareholder proposal to a company or to oppose a proposal submitted by the company. Such action may be based on fundamental, social, environmental or human rights grounds.

D. Individualized. These Policies and Procedures are tailored to suit Aberdeen's advisory business and the types of securities portfolios Aberdeen Advisers manage. To the extent that clients (e.g., investment companies, corporations, pension plans) have adopted their own procedures, Aberdeen Advisers may vote the same securities differently depending upon clients' directions.

E. Material Conflicts of Interest. Material conflicts are resolved in the best interest of clients. When a material conflict of interest between an Aberdeen Adviser and its respective client(s) is identified, the Aberdeen Adviser will choose among the procedures set forth in Section IV.B.2. below, to resolve such conflict.

F. Limitations. The circumstances under which Aberdeen may take a limited role in voting proxies, include the following:

     1. No Responsibility. Aberdeen Advisers will not vote proxies for client accounts in which the client contract specifies that Aberdeen will not vote. Under such circumstances, the clients' custodians are instructed to mail proxy material directly to such clients.

     2. Limited Value. Aberdeen Advisers may abstain from voting a client proxy if the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant. Aberdeen Advisers may also abstain from voting the proxies of portfolio companies held in their passively managed funds. Proxies with respect to securities that have been sold before the date of the shareholders meeting and are no longer held by a client generally will not be voted.

     3. Unjustifiable Costs. Aberdeen may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities).

     4. Securities Lending Arrangements. If voting securities are part of a securities lending program, Aberdeen may be unable to vote while the securities are on loan.

     5.  Share  Blocking.   Certain  jurisdictions  may  impose  share  blocking
         restrictions   at  various  times  which  may  prevent   Aberdeen  from
         exercising its voting authority.

     6. Special Considerations. Aberdeen's responsibilities for voting proxies are determined generally by its obligations under each advisory contract or similar document. If a client requests in writing that an Aberdeen Adviser vote its proxy in a manner inconsistent with these Policies and Procedures, Aberdeen may follow the client's direction or may request that the client vote the proxy directly.

G. Sources of Information. Aberdeen may conduct research internally and/or use the resources of an independent research consultant. Aberdeen may consider legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g., Fortune 500 companies.

H. Subadvisers. To the extent that an Aberdeen Adviser may rely on subadvisers, whether affiliated or unaffiliated, to manage any client portfolio on a discretionary basis, the Aberdeen Adviser will delegate responsibility for voting proxies to the subadviser. However, such subadvisers will be required either to follow these Policies and Procedures or to demonstrate that their proxy voting policies and procedures are consistent with these Policies and Procedures or otherwise implemented in the best interests of Aberdeen clients.

I. Availability of Policies and Procedures. Aberdeen Advisers will provide clients with a copy of these Policies and Procedures, as revised from time to time, upon request.

J. Disclosure of Vote. As disclosed in Part II of each Aberdeen Adviser's Form ADV, a client may obtain information on how its proxies were voted by requesting such information from its Aberdeen Adviser. Aberdeen Advisers do not generally disclose client proxy votes to third parties, other than as required for Funds, unless specifically requested, in writing, by the client.

III. SPECIFIC VOTING POLICIES

A.   General Philosophy.

     o Support existing management on votes on the financial statements of a company and the election of the Board of Directors;

     o Vote for the acceptance of the accounts unless there are grounds to suspect that either the accounts as presented or audit procedures used, do not present an accurate picture of company results; and

     o Support routine issues such as the appointment of independent auditors, allocation of income and the declaration of stock (scrip) dividend proposals provided there is a cash alternative.

B. Anti-takeover Measures. Aberdeen Advisers vote on anti-takeover measures on a case-by-case basis taking into consideration such factors as the long-term financial performance of the target company relative to its industry competition. Key measures of performance will include the growth rates for sales, operating income, net income and total shareholder returns. Other factors which will be considered include margin analysis, cash flow and debt levels.

C. Proxy Contests for Control. Aberdeen Advisers vote on proxy contests for control on a case-by-case basis taking into consideration such factors as long-term financial performance of the target company relative to its industry, management's track record, background to the proxy contest, qualifications of director nominees, evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and stock ownership positions.

D. Contested Elections. Aberdeen Advisers vote on contested elections on a case-by-case basis taking into consideration such factors as the qualifications of all director nominees. Aberdeen Advisers also consider the independence of board and key committee members and the corporate governance practices of the company.

E. Executive compensation proposals. Aberdeen Advisers consider such proposals on a case-by-case basis taking into consideration such factors as executive pay and spending perquisites, particularly in conjunction with sub-par performance and employee layoffs.

F. Shareholder Proposals. Aberdeen Advisers consider such proposals on a case-by-case basis. Aberdeen Advisers support those proposals which will improve the company's corporate governance or business profile at a reasonable cost, but may oppose proposals which result in significant cost being incurred with little or no benefit to the company or its shareholders.

IV.  PROXY VOTING PROCEDURES

This section applies to each Aberdeen Adviser except to the extent that certain procedures are identified as applicable only to a specific Aberdeen Adviser.

A. Obtain Proxy. Registered owners of record, e.g., trustees or custodian banks, that receive proxy materials from the issuer or its information agent, are instructed to sign physical proxy cards in blank and forward directly to the relevant Aberdeen Adviser's designated proxy administrator ("PA"). Proxies may also be delivered electronically by custodians using proxy services such as ProxyEdge. Each proxy received is matched to the securities to be voted.

B.   Material Conflicts of Interest.

     1. Identify the existence of any material conflicts of interest relating to the securities to be voted or the issue at hand. Portfolio managers and research analysts ("Analysts") and senior management of each Aberdeen Adviser have an affirmative duty to disclose to the relevant proxy committees any personal conflicts such as officer or director positions held by them, their spouses or close relatives in the portfolio company or attempts by the portfolio company to exert influence over such person with respect to their vote. Conflicts based on business relationships or dealings of affiliates of any Aberdeen Adviser will only be considered to the extent that the Aberdeen Adviser has actual knowledge of such business relationships.

     2. When a material conflict of interest between an Aberdeen Adviser's interests and its clients' interests appears to exist, the Aberdeen Adviser may choose among the following options to eliminate such conflict: (1) vote in accordance with these Policies and Procedures if it involves little or no discretion; (2) vote as recommended by a third party service if the Aberdeen Adviser utilizes such a service; (3) "echo vote" or "mirror vote" the proxies in the same proportion as the votes of other proxy holders that are not Aberdeen clients; (4) if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict; (5) if practical, notify affected clients of the conflict of interest and seek a waiver of the conflict; or (6) if agreed upon in writing with the client, forward the proxies to affected clients allowing them to vote their own proxies.

C.   Analysts.  The PA for each  Aberdeen  Adviser  will  ensure that each proxy statement is directed to the appropriate Analyst. If a third party recommendation service has been retained, the relevant PA will forward the proxy statement to the Analyst with the recommendation highlighted. The Analyst will determine whether to vote as recommended by the service provider or to recommend an alternative and shall advise the PA. The Analyst may consult with the PA as necessary. If the Analyst recommends voting against the third party recommendation, he or she is responsible for documenting the reasons for such recommendation and that no conflict of interest influenced such recommendation. If no third party recommendation service is utilized or if no recommendation is provided, the Analyst is responsible for documenting the rationale for his or her vote recommendation.

D. Vote. The following describes the breakdown of responsibilities between the designated PA and the Proxy Committee ("PC") of each Aberdeen Adviser in voting portfolio securities and the extent to which the Aberdeen Advisers rely on third party service providers.

     1.  Aberdeen US Clients

         The designated PA for Aberdeen US ("PA-US"), and the designated PA for Aberdeen UK ("PA-UK"), are responsible for ensuring that votes for Aberdeen US clients are cast and cast in accordance with these Policies and Procedures. The PA-US is primarily responsible for administering proxy votes for the funds which are sub-advised by Aberdeen US, the US closed-end Funds for which Aberdeen Singapore is the Manager, and the Canadian investment funds.

         Responsibility for considering the substantive issues relating to any vote and for deciding how shares will be voted resides with the relevant Analyst whether located in Aberdeen US, Aberdeen UK, Aberdeen AU or Aberdeen Singapore. Under Aberdeen-US's MOU with Aberdeen Singapore, the relevant Analyst for Far East equity securities will generally reside in Aberdeen Singapore.

         In the event that a material conflict of interest is identified by any Analyst, whether in Aberdeen US, Aberdeen UK, Aberdeen AU, Aberdeen Singapore, or AAMISL, decisions on how to vote will be referred to the Aberdeen US proxy committee ("PC-US/UK"). Under Aberdeen US's MOU with Aberdeen UK, the PC-US/UK is headquartered in Scotland, and includes the Chief Investment Officer or Deputy Chief Investment Officer, the head of the Socially Responsible Investing ("SRI") Team and a member of the Compliance team.,. The PC-US/UK meets as needed to consider material conflicts of interest or any other items raising unique issues. If the PC-US/UK determines that there is no material conflict of interest, the vote recommendation will be forwarded to the appropriate proxy administrator, either the PA-US or PA-UK. If a material conflict of interest is identified, the PC-US/UK will follow the conflict of interest procedures set forth in Section IV.B.2., above.

         Aberdeen US has engaged ProxyEdge, a third party service provider, to cast votes electronically for certain clients and to maintain records of such votes electronically. The Phoenix Funds, sub-advised by Aberdeen US, require electronic voting through ProxyEdge. Custodians for certain other clients also provide the PA-US with access to ProxyEdge. Pursuant to the MOU, Aberdeen UK votes proxies for certain U.S. clients of Aberdeen US. Aberdeen UK has engaged Institutional Shareholder Services ("ISS"), a third party service provider, to provide (1) notification of impending votes; (2) research into non-routine votes, including shareholder resolutions; (3) voting recommendations which may be viewed on-line; and (4) web-based voting. In the absence of any material conflict of interest, Aberdeen US may either vote in accordance with the ISS recommendation or decline to follow the ISS recommendation based on its own view of the agenda item provided that decisions to vote contrary to the ISS recommendation are documented as set forth in Section IV.C., above. For clients on the ISS system, votes are automatically entered in accordance with ISS recommendations unless the PA-UK expressly changes the vote prior to the voting deadline with appropriate analyst documentation. In the event of a material conflict of interest, Aberdeen US will follow the procedures outlined in Section IV.B.2, above.

     2.  Aberdeen Singapore Clients

         Aberdeen AU and Aberdeen Singapore are responsible for deciding how to vote for the US closed-end Funds and the Canadian investment funds and will instruct the PA-US Aberdeen US accordingly. The PA-US shall ensure that the votes are cast and cast in accordance with the relevant Proxy Voting Policy and Procedure of the relevant Fund. The PA-US uses ProxyEdge to electronically cast votes for the Funds and to maintain electronic records of the votes cast.

         Responsibility for considering the substantive issues relating to any Fund vote and for deciding how the shares will be voted resides with relevant equity and/or fixed income Analyst. The relevant analyst may be a member of the Fund portfolio management team in Aberdeen Singapore, Aberdeen AU, Aberdeen UK, or AAMISL In the event that a material conflict of interest is identified, decisions on how to vote will be referred to the proxy committee ("PC-Asia") located in Singapore and Australia, comprised of a representative from each of equity fund management, fixed income fund management and compliance teams respectively. The PC-Asia meets as needed to consider a material conflict of interest or any other items raising unique issues. If the PC-Asia determines there is no material conflict of interest, the vote recommendation will be forwarded to the PA-US to be cast. If a material conflict of interest is identified, the PC-Asia will follow the conflict of interest procedures set forth in Section IV.B.2., above, and in the Aberdeen Funds Proxy Voting Policy and Procedures.

E. Review. Each designated PA is responsible for ensuring that proxy materials are received in a timely manner and reconciled against holdings on the record date of client accounts over which the

     Aberdeen Adviser has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

V.   DOCUMENTATION, RECORDKEEPING AND REPORTING REQUIREMENTS

A.   Documentation. The Aberdeen PAs are responsible for:

     1. Implementing and updating these Policies and Procedures;

     2.  Overseeing the proxy voting process;

     3. Consulting with portfolio managers/analysts for the relevant portfolio security; and

     4. Maintaining manual proxy voting records, if any, and overseeing and reviewing voting execution and recordkeeping by third party providers such as ISS and ProxyEdge.

B.   Record Keeping.

     1. Each Aberdeen Adviser maintains or procures the maintenance of records of all proxies it has voted. As permitted by Rule 204-2(c), electronic proxy statements and the record of each vote cast by each client account of Aberdeen US will be maintained by either ISS and Proxy Edge, depending on the client account. Similarly, electronic proxy statements and the record of each vote cast by each U.S. client account of Aberdeen Singapore will be maintained by Proxy Edge.

         A US Fund's proxy voting record must be filed with the SEC on Form N-PX. Form N-PX must be completed and signed in the manner required, containing a fund's proxy voting record for the most recent twelve-month period ended June 30th (beginning August 31, 2004). If an Aberdeen Adviser delegates this reporting responsibility to a third party service provider such as ISS or Proxy Edge, it will ensure that the third party service provider files Form N-PX accordingly. Aberdeen US shall obtain and maintain undertakings from both ISS and Proxy Edge to provide it with copies of proxy voting records and other documents relating to its clients' votes promptly upon request. Aberdeen Advisers, ISS and Proxy Edge may rely on the SEC's EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (e.g., large U.S.-based issuers).

     2. As required by Rule 204-2(c), such records will also include: (a) a copy of the Policies and Procedures; (b) a copy of any document created by the Aberdeen Adviser that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (c) each written client request for proxy voting records and the Aberdeen Adviser's written response to any (written or oral) client request for such records.

     3. Duration. Proxy voting books and records will be maintained in an easily accessible place for a period of five years, the first two in an appropriate office of the Aberdeen Adviser.

C. Reporting. For US Funds, Aberdeen US, Aberdeen AU, Aberdeen Singapore, and AAMISL will initially inform clients of these Policies and Procedures by summary disclosure in Part II of their respective Forms ADV. Upon receipt of a client's request for more information, Aberdeen US, Aberdeen AU, Aberdeen Singapore, and AAMISL will provide to the client a copy of these Policies and Procedures and/or, in accordance with the client's stated requirements, how the client's proxies were voted during the period requested subsequent to the adoption of these Policies and Procedures.

     Such periodic reports, other than those required for the US closed-end Funds, will not be made available to third parties absent the express written request of the client. However, to the extent that any Aberdeen Adviser may serve as a subadviser to another adviser to a Client, such Aberdeen Adviser will be deemed to be authorized to provide proxy-voting records on such Client accounts to such other adviser.

         For Canadian investment funds, Aberdeen US, Aberdeen AU and Aberdeen Singapore will assist in preparing annual proxy voting records for the period ending June 30 of each year and will post an annual proxy voting record on each Canadian investment fund's website no later than August 31 of each year. Upon receipt of a client or securityholder's request, Aberdeen US, Aberdeen AU or Aberdeen Singapore will make available a copy of these Policies and Procedures and the Canadian investment fund's proxy voting record, without charge, to any client or securityholder upon a request made by the client or securityholder after August 31.

D. Review of Policies and Procedures. These Policies and Procedures will be subject to review on a periodic basis as deemed appropriate by the Aberdeen Advisers. Any questions regarding the Policies and Procedures should be directed to the Compliance Department of the respective Aberdeen Adviser. Each Compliance Department maintains information regarding the PA and the PC for the respective Aberdeen Adviser.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 (A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

         Aberdeen Asset Management Inc. ("Aberdeen") acts as the Registrant's sub-adviser. Devan Kaloo is head of Emerging Markets Equity and is responsible for the London based GEM Equity Team which manages Latin America and Europe, Middle East and Africa equities. Mr. Kaloo also has oversight of global emerging market input from the Asia research team based in Singapore, with whom he works closely. Joanne Irvine is head of GEM Equity Team ex Asia, and she specializes in the emerging markets of Europe, Africa and the Middle East. Mark Butler acts as Senior Investment Manager, GEM Equity Team, and specializes in the emerging markets of Europe, Middle East and Africa. Hugh Young is a Managing Director of Aberdeen Asset Management, Inc ("Aberdeen") and is the head of equities globally and a member of the executive committee responsible for the day-to-day management of Aberdeen Asset Management PLC. Peter Hames is Investment Director of Aberdeen Asia, where he has principal responsibility for the day-to-day management of all regional portfolios for Aberdeen Asia. Mr. Hames also has oversight responsibilities for a nine member Asian ex-Japan equities team, 14 investment managers who provide local market input, and for specialist country portfolios from offices across the region. Brett Diment is head of Emerging Market Debt and is responsible for the day-to-day management of the emerging market debt team and portfolios. In addition to those listed above, Mark Gordon-James, Edwin Gutierrez, Nima Tayebi and Max Wolman are additional portfolio managers of the Registrant.


         NAME                           TITLE                  Length of             BUSINESS EXPERIENCE PAST 5 YEARS
         -----                          ------                                       --------------------------------
                                                               SERVICE
1.     Devan Kaloo                 Head of Emerging            7 years     Joining Aberdeen via the acquisition of Murray
                                   Markets Equity for the                  Johnstone in 2000, Mr. Kaloo was responsible for
                                   Aberdeen Group                          the Asian ex Japan region as well as regional
                                                                           portfolios within emerging market mandates and
                                                                           technology stocks.  Mr. Kaloo took his current
                                                                           position in 2005.

2.     Joanne Irvine               Head of GEM Equity         11 years     Joining Aberdeen in 1996 in a group development
                                   Team ex Asia                            role, Ms. Irvine has held her current position
                                                                           since 1997.

3.     Mark Butler                 Senior Investment           7 years     Since joining Aberdeen in 2000, Mr. Butler has
                                   Manager, GEM Equity                     held his current position.
                                   Team

4.     Mark Gordon-James           Investment Manager,         3 years     Since joining Aberdeen in 2004, Mr. Gordon-James
                                   GEM Equity Team                         has held his current position.  Previously, Mr.
                                                                           Gordon-James worked with the emerging markets
                                                                           team of Merrill Lynch Investment Managers.

5.     Hugh Young                  Managing Director,         22 years     Mr. Young has held his current position since
                                   Aberdeen Asia                           1992.

6.     Peter Hames                 Investment Director,       17 years     Mr. Hames has held his current position since
                                   Aberdeen Asia                           1992.

7.     Brett Diment                Head of Emerging            2 years     Since joining Aberdeen via the acquisition of
                                   Market Debt                             Deutsche Asset Management's London and
                                                                           Philadelphia fixed income business in 2005, Mr.
                                                                           Diment has held the role of Head of Emerging
                                                                           Markets.  Prior to joining Aberdeen, Mr. Diment
                                                                           was the Head of the Deutsche Bank global emerging
                                                                           markets debt team since 1999.

8.     Edwin Gutierrez             Portfolio Manager,          2 years     Since joining Aberdeen via the acquisition of
                                   Emerging Market Debt                    Deutsche Asset Management's London and
                                                                           Philadelphia fixed income business in 2005, Mr.
                                                                           Gutierrez has held the role of Fund Manager.
                                                                           Previously, Mr. Gutierrez was an emerging markets
                                                                           fixed-income portfolio manager at Deutsche.

9.     Nima Tayebi                 Portfolio Manager,          2 years     Since joining Aberdeen via the acquisition of
                                   Emerging Market Debt                    Deutsche Asset Management's London and
                                                                           Philadelphia fixed income business in 2005, Mr.
                                                                           Tayebi has held the role of Fund Manager.
                                                                           Previously, Mr. Tayebi held the same role since
                                                                           2001 at Deutsche.

10.     Max Wolman                 Portfolio Manager,          6 years     Joining Aberdeen in 2001, Mr. Wolman initially
                                   Emerging Market Debt                    specialized in currency and domestic debt
                                                                           analysis, but is now responsible for wider
                                                                           emerging market debt analysis including external
                                                                           and corporate issuers. Mr. Wolman is also a member
                                                                           of Aberdeen's EM Debt investment committee.

(A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

       OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER

              The information in the table below is as of December 31, 2006.


                                                                                                  No. of
                                                                                                 Accounts     Total Assets in
                                                                    Total                          where       Accounts where
 Name of Portfolio Manager                                         No. of                      Advisory Fee   Advisory Fee is
            or                                                    Accounts                     is Based on       Based on
        TEAM MEMBER                 TYPE OF ACCOUNTS***            Managed      TOTAL ASSETS    PERFORMANCE     PERFORMANCE
        -----------                 -------------------                         ------------    -----------     -----------
1.  Devan Kaloo              Registered Investment Companies:         1           $112.0m            0               $0
                             Other Pooled Investment Vehicles:        7          $1,731.3m           0               $0
                             Other Accounts:                          8           $866.8m            0               $0
2.  Joanne Irvine            Registered Investment Companies:         1           $112.0m            0               $0
                             Other Pooled Investment Vehicles:        7          $1,731.3m           0               $0
                             Other Accounts:                          8           $866.8m            0               $0
3.  Mark Butler              Registered Investment Companies:         1           $112.0m            0               $0
                             Other Pooled Investment Vehicles:        7          $1,731.3m           0               $0
                             Other Accounts:                          8           $866.8m            0               $0
4.  Mark Gordon-James        Registered Investment Companies:         1           $112.0m            0               $0
                             Other Pooled Investment Vehicles:        7          $1,731.3m           0               $0
                             Other Accounts:                          8           $866.8m            0               $0
5.  Hugh Young               Registered Investment Companies:         0              $0              0               $0
                             Other Pooled Investment Vehicles:       46         $16,996.2m*          4           $576.34m**
                             Other Accounts:                         84         $12,391.2m*         11          $1,947.64m**
6.  Peter Hames              Registered Investment Companies:         0              $0              0               $0
                             Other Pooled Investment Vehicles:       46         $16,996.2m*          4           $576.34m**
                             Other Accounts:                         84         $12,391.2m*         11          $1,947.64m**
7.  Brett Diment             Registered Investment Companies:         4           $609.1m            0               $0
                             Other Pooled Investment Vehicles:        4          $1,139.3m           0               $0
                             Other Accounts:                         11           $946.5m            0               $0
8.  Edwin Gutierrez          Registered Investment Companies:         4           $609.1m            0               $0
                             Other Pooled Investment Vehicles:        4           1,139.3m           0               $0
                             Other Accounts:                         11           $946.5m            0               $0
9.  Nima Tayebi              Registered Investment Companies:         4           $609.1m            0               $0
                             Other Pooled Investment Vehicles:        4          $1,139.3m           0               $0
                             Other Accounts:                         11           $946.5m            0               $0
10.  Max Wolman              Registered Investment Companies:         4           $609.1m            0               $0
                             Other Pooled Investment Vehicles:        4          $1,139.3m           0               $0
                             Other Accounts:                         11           $946.5m            0               $0

*    TOTAL  ASSETS  HAVE  BEEN  TRANSLATED  TO US DOLLARS AT AN EXCHANGE RATE OF
     0.6520.
**   TOTAL  ASSETS HAVE BEEN TRANSLATED TO US DOLLARS AT  AN  EXCHANGE  RATE  OF
     0.6520 AND ARE  BASED ON THE ASIA  PACIFIC  PORTION  ONLY.
***  EXAMPLES  FOR TYPES OF ACCOUNTS: 1) Other Registered Investment Companies:
Any investment vehicle which is registered with the SEC, such as mutual funds of registered hedge funds; 2) Other Pooled Investment Vehicles: Any unregistered account for which investor assets are pooled together, such as an unregistered hedge fund; and 3) Other Accounts: Any accounts managed not covered by the other two categories, such as privately managed accounts.

         POTENTIAL CONFLICTS OF INTERESTS


         To date, Aberdeen has identified the following as potential conflicts: fair investment allocations, proxy voting and employee trading - Aberdeen currently has processes and procedures in place to mitigate these conflicts and does not feel that there are any material conflicts. Any conflicts are identified by Compliance via Aberdeen's dynamic Monitoring Program and addressed in the compliance program appropriately prior to a client being accepted by Aberdeen.



(A)(3)   COMPENSATION  STRUCTURE  OF  PORTFOLIO  MANAGER(S)  OR  MANAGEMENT TEAM
         MEMBERS

         The Aberdeen Group recognizes the importance of compensation in attracting and retaining talent and has structured remuneration to include an attractive base salary, a discretionary bonus that is directly linked to one's contribution to the overall success of the Aberdeen Group member and a long term incentive plan for key staff members comprised of a mixture of cash, options, and shares. Overall compensation packages are designed to be competitive relative to investment management industry standards.

         The compensation policy has been designed to deliver additional rewards through appropriate incentive schemes, both annual and long term. These are directly linked to performance at both a corporate and an individual level. The policy seeks to reward performance in a manner which aligns the interests of clients, shareholders and executives.

         Each Aberdeen Group member recognizes that any remuneration policy must be sufficiently flexible to take account of any changes in the business environment. In accordance with this need for flexibility, the Aberdeen Group takes into account the overall competitiveness of the total remuneration package of all senior executives including some portfolio managers. When justified by performance, the `at risk' performance elements will form the most significant element of total remuneration for executive directors and senior employees.

         The base salary is determined by prevailing market conditions and the compensation for similar positions across the industry. The Aberdeen Group uses industry compensation surveys as a tool in determining each portfolio manager's base salary.

         The Aberdeen Group's policy is to recognize corporate and individual achievements each year through an appropriate bonus scheme. The aggregate incentive compensation pool each year is determined by the Board of the parent company, Aberdeen Asset Management PLC, and is dependent on each member of the Aberdeen Group's overall performance and profitability. The pool is comprised of a base level plus an agreed proportion of each member of the Aberdeen Group's profitability.

         Staff performance is reviewed formally once a year, with mid-term reviews. The review process looks at all of the ways in which an individual has contributed to the Aberdeen Group, and specifically, in the case of portfolio managers, to the investment team. Discretionary bonuses are based on a combination of both the team and the individual's performance. Overall participation in team meetings, generation of original research ideas and contribution to presenting the team externally are also evaluated. Discretionary bonuses are not formally laid down and generally range from 10% to 50% of annual salary for portfolio managers.

         In the calculation of a portfolio manager's bonus, the Aberdeen Group takes into consideration investment matters (which include the performance of funds, adherence to the company investment process, and quality of company meetings) as well as more subjective issues such as team participation and effectiveness at client presentations. The split between the two will vary but generally around 80% of bonus will be determined by investment related matters, the remaining 20% by more subjective issues. Performance for each fund is judged against the benchmark as established in the prospectus. Portfolio manager performance on investment matters is judged over all of the accounts the portfolio manager contributes to and is documented in the appraisal process. A combination of the team's and individual's performance is considered.

         Although performance is not a substantial portion of a portfolio managers compensation, the Aberdeen Group also recognizes that fund performance can often be driven by factors outside one's control, such as (irrational) markets, and as such pays attention to the effort by portfolio managers to ensure integrity of our core process by sticking to disciplines and processes set, regardless of momentum and `hot' themes. Short-terming is thus discouraged and trading-oriented managers will thus find it difficult to thrive in the Aberdeen Group environment. Additionally, if any of the aforementioned undue risks were to be taken by a portfolio manager, not only would the portfolio manager be in breach of the Aberdeen Group member's Code of Ethics, but any such trend would be identified via its dynamic compliance monitoring system.

         As part of the effective remuneration package, a long term incentive plan is used to structure the package so as to retain, motivate, and reward key staff members with a view to improving performance and thereby increasing the value of the Aberdeen Group for the benefit of shareholders. Long-term incentive plans can be either cash or share based and typically vest over a three year period.

         The Aberdeen Group offers a meritocracy and a very flat management structure. The culture of the company is entrepreneurial, and enthusiastic, hard-working and talented employees are given plenty of opportunity to prove themselves and obtain a high level of job satisfaction.

         The Aberdeen Group does not "tie in" portfolio managers with long-term and restrictive contractual obligations, however. The Aberdeen Group aims to retain key individuals primarily through the provision of competitive compensation and other benefits. It is the policy of each Aberdeen Group member to mitigate the effects of any individual leaving the company by ensuring that portfolios are managed on a team basis.


(A)(4)   DISCLOSURE OF SECURITIES OWNERSHIP


                               The information below is as of December 31, 2006:


                                   NAME                      DOLLAR RANGE OF FUND SHARES BENEFICIALLY OWNED1
                                   ----                      ----------------------------------------------
                Devan Kaloo                                                         $0
                Joanne Irvine                                                       $0
                Mark Butler                                                         $0
                Mark Gordon-James                                                   $0
                Hugh Young                                                          $0
                Peter Hames                                                         $0
                Brett Diment                                                        $0
                Edwin Gutierrez                                                     $0
                Nima Tayebi                                                         $0
                Max Wolman                                                          $0

 (B) Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications pursuant  to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     FEBRUARY 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     FEBRUARY 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     FEBRUARY 22, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.